Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Accrued interest	$ 1,845	$ 2,255
Advertising and marketing expenses	$ 534	$ 622	$ 278
Percentage of marketing expenses	50.00%
Diluted net income (loss) per share (in Shares)	50,459	342,583	1,042,682
Percentage of recognized income tax positions	50.00%
Severance expenses	$ 1,194	$ 1,112	$ 1,007
Percentage of annual compensation	100.00%
Internal revenue service limits (in Dollars per share)	$ 23,000
Contributions of expenses	$ 140	$ 117	$ 119
U.S. defined contribution plan [Member]
Significant Accounting Policies [Line Items]
Internal revenue service limits (in Dollars per share)	$ 30,500
Minimum [Member]
Significant Accounting Policies [Line Items]
Percentage of deposits interest rates	4.12%
Payment terms	30 days
Contribution plan percentage	100.00%
Minimum [Member] | U.S. defined contribution plan [Member]
Significant Accounting Policies [Line Items]
Contribution plan percentage	5.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Percentage of deposits interest rates		7.25%
Payment terms	90 years